Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 13,916	$ 15,073
Operating expenses:
Operating costs	8,059	8,861
Depreciation and amortization	2,618	2,488
Restructuring, acquisition and other	185	139
Finance costs	881	840
Other expense (income)	1	(10)
Income before income tax expense	2,172	2,755
Income tax expense	580	712
Net income for the year	$ 1,592	$ 2,043
Earnings per share:
Basic (in dollars per share)	$ 3.15	$ 3.99
Diluted (in dollars per share)	$ 3.13	$ 3.97